Intangible assets and goodwill (Details 1) - Carrying Amounts [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill	R$ 1,334,699	R$ 1,257,045
Licenses with indefinite useful life	2,776,077	2,189,814
Cash generating units	5,584,082	4,814,424
I P T A N Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	17,446	17,446
Licenses with indefinite useful life	57,214	57,214
Cash generating units	125,974	126,024
Instituto De Educacao Superior Do Vale Do Parnaiba S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	27,956	27,956
Licenses with indefinite useful life	81,366	81,366
Cash generating units	126,996	129,305
Centro De Ciencias Em Saude De Itajuba S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,664	4,664
Licenses with indefinite useful life	56,737	56,737
Cash generating units	54,550	53,540
Instituto De Ensino Superior Do Piaui S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	73,838	73,838
Licenses with indefinite useful life	179,693	179,693
Cash generating units	332,104	322,968
F A D E P Faculdade Educacional De Pato Branco Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill	49,661	49,661
Licenses with indefinite useful life	70,606	70,606
Cash generating units	148,032	153,100
Instituto Educacional Santo Agostinho S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	58,903	58,903
Licenses with indefinite useful life	144,507	144,507
Cash generating units	322,061	314,967
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [member]
IfrsStatementLineItems [Line Items]
Goodwill	87,647	87,647
Licenses with indefinite useful life
Cash generating units	183,862	192,079
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	157,984	148,067
Uni Redentor [member]
IfrsStatementLineItems [Line Items]
Goodwill	77,662	77,662
Licenses with indefinite useful life	121,477	121,477
Cash generating units	234,054	242,600
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,420	4,420
Licenses with indefinite useful life	273,795	273,795
Cash generating units	401,143	398,492
F E S A R [Member]
IfrsStatementLineItems [Line Items]
Goodwill	71,664	71,664
Licenses with indefinite useful life	141,616	141,616
Cash generating units	244,412	244,084
FCMPB [member]
IfrsStatementLineItems [Line Items]
Goodwill	110,483	110,483
Licenses with indefinite useful life	235,018	235,018
Cash generating units	402,140	415,453
I T P A C Garanhuns [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	116,162	112,628
Medcel And C B B W [Member]
IfrsStatementLineItems [Line Items]
Goodwill	179,830	169,975
Licenses with indefinite useful life
Cash generating units	238,921	279,684
Practice Management Tools And Electronic Prescription [Member]
IfrsStatementLineItems [Line Items]
Goodwill	106,774	106,774
Licenses with indefinite useful life
Cash generating units	221,171	216,297
Clinical Decision Software [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,018	87,018
Licenses with indefinite useful life
Cash generating units	147,897	153,526
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Goodwill	6,588	6,588
Licenses with indefinite useful life
Cash generating units	18,789	20,045
Unifip Moc [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,777	87,777
Licenses with indefinite useful life	190,247	190,247
Cash generating units	361,383	369,007
Unigranrio [member]
IfrsStatementLineItems [Line Items]
Goodwill	169,173	169,173
Licenses with indefinite useful life	421,538	421,538
Cash generating units	833,665	854,861
RXPRO [member]
IfrsStatementLineItems [Line Items]
Goodwill	29,809	29,809
Licenses with indefinite useful life
Cash generating units	34,748	36,675
Glic [member]
IfrsStatementLineItems [Line Items]
Goodwill	8,288	15,587
Licenses with indefinite useful life
Cash generating units	23,721	31,022
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Goodwill	75,098
Licenses with indefinite useful life	586,263
Cash generating units	R$ 854,313